Annual Total Returns [BarChart] - Salient Tactical Plus Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2013	18.67%
Annual Return 2014	3.81%
Annual Return 2015	(2.42%)
Annual Return 2016	5.74%
Annual Return 2017	8.54%
Annual Return 2018	2.56%
Annual Return 2019	7.24%
Annual Return 2020	7.15%